191 North Wacker Drive, Suite 1601 Chicago, IL 60606 T: (312) 964-3505 F: (312) 964-3501

November 4, 2024
Via EDGAR Transmission
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Ivy Funds (the “Trust”)
File Nos. 811-06569; 033-45961
Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information (the “SAI”) relating to the Macquarie Global Allocation Fund (formerly, Delaware Ivy Wilshire Global Allocation Fund) that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 208 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on October 28, 2024, with an effective date of October 30, 2024.

Please contact me at the number above with any questions or comments relating to this certification.
Sincerely,

/s/ Mark R. Greer
Mark R. Greer